Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: Recoveries net of collection costs	£ (7)	£ (10)
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	86	94
Change in economic scenarios	22	(8)
Change to ECL models	0	0
Acquisition of TSB	62
New lending and assets purchased	42	40
Redemptions, repayments and assets sold	(96)	(89)
Changes in risk parameters and other movements	93	74
Assets written off	(131)	(101)
Net movement in the period, ECL	78	10
ECL charge to the Income Statement	209	111
Less: Discount unwind	(8)	(10)
Less: Recoveries net of collection costs	76	4
Total ECL (release)/charge to the Income Statement	277	105
ECL | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(813)	(870)
Ending balance	(891)	(880)
Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
Acquisition of TSB	41,485
New lending and assets purchased	35,247	30,765
Redemptions, repayments and assets sold	(22,596)	(18,654)
Changes in risk parameters and other movements	(9,281)	(4,107)
Assets written off	(223)	(242)
Net movement in the period	44,632	7,762
Exposures - On balance sheet | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	300,065	290,484
Ending balance	344,697	298,246
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(14)	(9)
Transfers from Stage 2 to Stage 1	62	63
Transfers to Stage 3	(2)	(1)
Transfers from Stage 3	0	4
Transfers of financial instruments	46	57
Net ECL remeasurement on stage transfer	(56)	(59)
Change in economic scenarios	5	(6)
Change to ECL models	0	0
Acquisition of TSB	62
New lending and assets purchased	25	21
Redemptions, repayments and assets sold	(16)	(15)
Changes in risk parameters and other movements	(9)	(12)
Assets written off	0	0
Net movement in the period, ECL	57	(14)
ECL charge to the Income Statement	57	(14)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL (release)/charge to the Income Statement	57	(14)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(157)	(153)
Ending balance	(214)	(139)
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(7,184)	(5,184)
Transfers from Stage 2 to Stage 1	3,834	4,978
Transfers to Stage 3	(170)	(123)
Transfers from Stage 3	0	8
Transfers of financial instruments	(3,520)	(321)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
Acquisition of TSB	41,018
New lending and assets purchased	34,932	30,444
Redemptions, repayments and assets sold	(19,377)	(16,209)
Changes in risk parameters and other movements	(9,471)	(4,405)
Assets written off	0	0
Net movement in the period	43,582	9,509
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1 | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	279,012	266,290
Ending balance	322,594	275,799
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	14	9
Transfers from Stage 2 to Stage 1	(62)	(63)
Transfers to Stage 3	(22)	(25)
Transfers from Stage 3	17	23
Transfers of financial instruments	(53)	(56)
Net ECL remeasurement on stage transfer	74	69
Change in economic scenarios	16	2
Change to ECL models	0	0
Acquisition of TSB	0
New lending and assets purchased	14	16
Redemptions, repayments and assets sold	(35)	(42)
Changes in risk parameters and other movements	10	(6)
Assets written off	0	0
Net movement in the period, ECL	26	(17)
ECL charge to the Income Statement	26	(17)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL (release)/charge to the Income Statement	26	(17)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(302)	(359)
Ending balance	(328)	(342)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	7,184	5,184
Transfers from Stage 2 to Stage 1	(3,834)	(4,978)
Transfers to Stage 3	(420)	(648)
Transfers from Stage 3	185	342
Transfers of financial instruments	3,115	(100)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
Acquisition of TSB	0
New lending and assets purchased	290	294
Redemptions, repayments and assets sold	(2,558)	(2,004)
Changes in risk parameters and other movements	72	190
Assets written off	0	0
Net movement in the period	919	(1,620)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2 | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,696	21,422
Ending balance	19,615	19,802
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	24	26
Transfers from Stage 3	(17)	(27)
Transfers of financial instruments	7	(1)
Net ECL remeasurement on stage transfer	68	84
Change in economic scenarios	1	(4)
Change to ECL models	0	0
Acquisition of TSB	0
New lending and assets purchased	3	3
Redemptions, repayments and assets sold	(45)	(32)
Changes in risk parameters and other movements	81	92
Assets written off	(118)	(101)
Net movement in the period, ECL	(3)	41
ECL charge to the Income Statement	115	142
Less: Discount unwind	(8)	(10)
Less: Recoveries net of collection costs	80	4
Total ECL (release)/charge to the Income Statement	187	136
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(354)	(358)
Ending balance	(351)	(399)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	590	771
Transfers from Stage 3	(185)	(350)
Transfers of financial instruments	405	421
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
Acquisition of TSB	0
New lending and assets purchased	25	27
Redemptions, repayments and assets sold	(654)	(441)
Changes in risk parameters and other movements	121	108
Assets written off	(219)	(242)
Net movement in the period	(322)	(127)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3 | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,357	2,772
Ending balance	2,035	£ 2,645
POCI | POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net ECL remeasurement on stage transfer	0
Change in economic scenarios	0
Change to ECL models	0
Acquisition of TSB	0
New lending and assets purchased	0
Redemptions, repayments and assets sold	0
Changes in risk parameters and other movements	11
Assets written off	(13)
Net movement in the period, ECL	(2)
ECL charge to the Income Statement	11
Less: Discount unwind	0
Less: Recoveries net of collection costs	(4)
Total ECL (release)/charge to the Income Statement	7
POCI | POCI | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0
Ending balance	2
POCI | POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net ECL remeasurement on stage transfer	0
Change in economic scenarios	0
Change to ECL models	0
Acquisition of TSB	467
New lending and assets purchased	0
Redemptions, repayments and assets sold	(7)
Changes in risk parameters and other movements	(3)
Assets written off	(4)
Net movement in the period	453
POCI | POCI | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0
Ending balance	£ 453